CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Receivable (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2021 USD ($)
Accounts Receivable, Net
Trade accounts receivable	₽ 46,284		₽ 27,238	$ 623.0
Allowance for doubtful accounts	(2,716)		(1,798)	(36.6)
Total accounts receivable, net	43,568		25,440	586.4
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	1,798	$ 24.2	815
Current period provision for expected credit losses	1,235	16.6	865
Write-off	(306)	(4.1)	(179)
Foreign exchange difference	(11)	(0.1)	83
Balance at the end of the period	2,716	$ 36.6	1,798
Past due receivables exceeding one year
Movements in the allowance for doubtful accounts
Receivables	₽ 1,665			$ 22.4
Accounting Standards Update 2016-13
Movements in the allowance for doubtful accounts
Balance at the beginning of the period			₽ 214